Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Profit (loss)	€ 153.6	€ 170.5	€ 136.5
Profit (loss), attributable to owners of parent	154.0	171.2	136.5
adjustments for share based payments including employer tax	22.4	14.7	2.6
Taxation	56.7	56.6	32.0
Net financing costs	73.2	56.0	74.4
Depreciation and amortization	68.3	46.3	42.4
EBITDA	351.8	329.4	285.3
Exceptional items	54.5	17.7	37.2
Other add-backs			5.6
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	5.7	0.0
Exceptional items	54.5	17.7	37.2
Other add-backs	25.7	23.6
Adjusted EBITDA	€ 432.0	€ 376.4	€ 328.1